Condensed Consolidated Cash Flow Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit before tax	£ 517	£ 746
Adjustments for:
Non-cash items included in profit	926	440
Change in operating assets	4,573	(2,252)
Change in operating liabilities	(198)	(124)
Corporation taxes paid	(193)	(23)
Effects of exchange rate differences	(5)	(781)
Net cash flows from operating activities	5,620	(1,994)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(251)	(205)
Proceeds from sale of property, plant and equipment and intangible assets	95	96
Purchase of financial assets at amortised cost and financial assets at FVOCI	(296)	(1,430)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	346	2,832
Net cash flow from acquisition of TSB Banking Group plc	(277)	0
Net cash flows from investing activities	(383)	1,293
Cash flows from financing activities
Issue of ordinary share capital	1,600	0
Issue of other equity instruments	410	500
Issue of debt securities and subordinated notes	6,235	6,859
Issuance costs of debt securities and subordinated notes	(15)	(14)
Repayment of debt securities and subordinated notes	(4,590)	(1,565)
Repurchase of other equity instruments	(210)	(500)
Dividends paid on preference shares and other equity instruments	(73)	(67)
Principal elements of lease payments	(9)	(12)
Net cash flows from financing activities	3,348	5,201
Change in cash and cash equivalents	8,585	4,500
Cash and cash equivalents at beginning of the year	28,738	29,181
Effects of exchange rate changes on cash and cash equivalents	1	(28)
Cash and cash equivalents at the end of the period	37,324	33,653
Cash and cash equivalents consist of:
Cash and balances at central banks	38,253	34,201
Less: restricted balances	(2,090)	(1,420)
Cash and bank balances at central banks less regulatory minimum cash balances	36,163	32,781
Other cash equivalents: Loans and advances to banks - non-trading	1,161	872
Cash and cash equivalents at the end of the period	£ 37,324	£ 33,653